JNL/MELLON CAPITAL BOND INDEX FUND
JNL/Mellon Capital Bond Index Fund Class A Class I
Investment Objective.
The investment objective of the Fund is to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - JNL/MELLON CAPITAL BOND INDEX FUND - USD ($)	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/MELLON CAPITAL BOND INDEX FUND		Class A	Class I
Management Fee		0.17%	0.17%
Distribution and/or Service (12b-1) Fees		0.30%	none
Other Expenses	[1]	0.10%	0.10%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses	[3]	0.58%	0.28%
[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - JNL/MELLON CAPITAL BOND INDEX FUND - USD ($)	1 year	3 years	5 years	10 years
Class A	59	186	324	726
Class I	29	90	157	356

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2017 - 12/31/2017	46%

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to match the performance and certain characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) that BNY Mellon Asset Management North America Corporation (“BNYM AMNA” or “Sub-Adviser”) believes to be important. Research and experience indicate that it is impractical to attempt to fully replicate most broad fixed-income securities market indices. The Index includes thousands of issues, many of which may be illiquid and unavailable in the secondary markets. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, the Sub-Adviser utilizes a statistical sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the statistical sampling approach, the Sub-Adviser selects what it believes is a representative basket of securities in order to match the important risk characteristics of the Index.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long-term.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
  Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
  Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
  Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance matching that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
  Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
  Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
  U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2009): 3.72%; Worst Quarter (ended 12/31/2016): -3.30%
Annual Total Returns as of December 31
Class I

Best Quarter (ended 9/30/2009): 3.80%; Worst Quarter (ended 12/31/2016): -3.27%
Average Annual Total Returns as of 12/31/ 2017
Average Annual Total Returns - JNL/MELLON CAPITAL BOND INDEX FUND	1 year	5 year	10 year
Class A	3.02%	1.50%	3.34%
Class A | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%
Class I	3.28%	1.69%	3.54%
Class I | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%